Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Reconciliation Of PG&E Corporation's Income Available For Common Shareholders And Weighted Average Shares Of Common Stock Outstanding For Calculating Basic EPS

	Year Ended December 31,
(in millions, except per share amounts)	2011	2010	2009
Basic
Income available for common shareholders	$ 844	$ 1,099	$ 1,220
Less: distributed earnings to common shareholders	-	706	621

Undistributed earnings	844	393	599

Allocation of undistributed earnings to common shareholders
Distributed earnings to common shareholders	$ -	$ 706	$ 621
Undistributed earnings allocated to common shareholders	-	385	573

Total common shareholders earnings	$ -	$ 1,091	$ 1,194

Weighted average common shares outstanding, basic	401	382	368
Convertible subordinated notes	-	8	17

Weighted average common shares outstanding and participating securities	401	390	385

Net earnings per common share, basic
Distributed earnings, basic (1)	$ -	$ 1.85	$ 1.69
Undistributed earnings	-	1.01	1.56

Total	$ 2.10	$ 2.86	$ 3.25

(1) Distributed earnings, basic may differ from actual per share amounts paid as dividends, as the EPS computation under GAAP requires the use of the weighted average, rather than the actual, number of shares outstanding.

Reconciliation Of PG&E Corporation's Income Available For Common Shareholders And Weighted Average Shares Of Common Stock Outstanding For Calculating Diluted EPS

	Year Ended December 31,
(in millions, except per share amounts)	2011	2010	2009
Diluted
Income available for common shareholders	$ 844	$ 1,099	$ 1,220
Add earnings impact of assumed conversion of participating securities:
Interest expense on convertible subordinated notes, net of tax	-	8	15
Unrealized loss on embedded derivative, net of tax	-	-	2

Income available for common shareholders and assumed conversion	$ 844	$ 1,107	$ 1,237

Weighted average common shares outstanding, basic	401	382	368
Add incremental shares from assumed conversions:
Convertible subordinated notes	-	8	17
Employee share-based compensation	1	2	1

Weighted average common shares outstanding, diluted	402	392	386

Total earnings per common share, diluted	$ 2.10	$ 2.82	$ 3.20